Fair Value of Financial Instruments (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Derivative financial instruments	$ 1,518,249	$ 1,190,073
Level 1 [Member]
Statement Line Items [Line Items]
Derivative financial instruments	15,709,460
Level 2 [Member]
Statement Line Items [Line Items]
Derivative financial instruments	1,518,249	1,190,073
Level 3 [Member]
Statement Line Items [Line Items]
Derivative financial instruments